UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	June 30, 2006

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	July 20, 2006
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    13646   168955 SH       SOLE                   168665               290
Abbott Labs Com                COM              002824100     9460   216920 SH       SOLE                   216470               450
Air Prods & Chems Inc Com      COM              009158106    13660   213702 SH       SOLE                   213302               400
Alcoa Inc Com                  COM              013817101    12520   386910 SH       SOLE                   386185               725
American Express Co Com        COM              025816109     9193   172735 SH       SOLE                   172315               420
American Intl Group Com        COM              026874107    13536   229235 SH       SOLE                   228935               300
Amgen Inc Com                  COM              031162100    10496   160900 SH       SOLE                   160600               300
Archer Daniels Midland Com     COM              039483102     1030    24960 SH       SOLE                    24960
Automatic Data Process Com     COM              053015103    10341   228035 SH       SOLE                   227485               550
BP Plc Sponsored Adr           COM              055622104      562     8080 SH       SOLE                     7640               440
Becton Dickinson & Co Com      COM              075887109    13876   226992 SH       SOLE                   226492               500
Caterpillar Inc Del Com        COM              149123101    11640   156280 SH       SOLE                   155880               400
Cisco Sys Inc Com              COM              17275R102    14525   743710 SH       SOLE                   742610              1100
Coca Cola Co Com               COM              191216100      729    16950 SH       SOLE                    16950
Dell Inc Com                   COM              24702R101     6993   285875 SH       SOLE                   285075               800
Disney Walt Co Com             COM              254687106    13625   454171 SH       SOLE                   453121              1050
Dow Chem Co Com                COM              260543103     8136   208445 SH       SOLE                   208445
Emerson Elec Co Com            COM              291011104    14104   168287 SH       SOLE                   168287
Exxon Mobil Corp Com           COM              30231G102    10516   171403 SH       SOLE                   171403
FedEx Corp Com                 COM              31428X106    12890   110299 SH       SOLE                   110049               250
Federal Natl Mtg Assn Com      COM              313586109    11550   240135 SH       SOLE                   239635               500
Gannett Inc Com                COM              364730101     8862   158440 SH       SOLE                   158090               350
General Dynamics Corp Com      COM              369550108    13312   203364 SH       SOLE                   202914               450
General Elec Co Com            COM              369604103    11748   356446 SH       SOLE                   355726               720
Home Depot Inc Com             COM              437076102     8922   249300 SH       SOLE                   248725               575
Illinois Tool Wks Inc Com      COM              452308109    12611   265500 SH       SOLE                   264860               640
Ingersoll-Rand Company Cl A    COM              G4776G101    14418   337020 SH       SOLE                   336320               700
Intel Corp Com                 COM              458140100     9152   481700 SH       SOLE                   480700              1000
International Bus Mach Com     COM              459200101    10315   134270 SH       SOLE                   134020               250
Intl Paper Co Com              COM              460146103    13037   403614 SH       SOLE                   403614
JP Morgan Chase & Co Com       COM              46625H100     1181    28129 SH       SOLE                    27529               600
Johnson & Johnson Com          COM              478160104     8939   149180 SH       SOLE                   148760               420
Kimberly Clark Corp Com        COM              494368103     8121   131620 SH       SOLE                   131220               400
McDonalds Corp Com             COM              580135101    11954   355770 SH       SOLE                   355030               740
McGraw-Hill Cos Inc            COM              580645109    14304   284777 SH       SOLE                   284177               600
Microsoft Corp Com             COM              594918104     9514   408340 SH       SOLE                   407540               800
Morgan Stanley Coms            COM              617446448    16028   253566 SH       SOLE                   253166               400
Nucor Corp Com                 COM              670346105    11445   210960 SH       SOLE                   210410               550
Pepsico Inc Com                COM              713448108    11540   192205 SH       SOLE                   191755               450
Pfizer Inc Com                 COM              717081103    11249   479300 SH       SOLE                   478400               900
Procter & Gamble Co Com        COM              742718109    10429   187566 SH       SOLE                   187040               526
Qualcomm Inc Com               COM              747525103    13360   333420 SH       SOLE                   332740               680
Royal Dutch Shell Plc Spons Ad COM              780259206      951    14200 SH       SOLE                    14200
Schlumberger Ltd Com           COM              806857108    11249   172775 SH       SOLE                   172325               450
Staples Inc Com                COM              855030102    15009   616375 SH       SOLE                   615325              1050
Stryker Corp Com               COM              863667101     1330    31580 SH       SOLE                    31030               550
Time Warner Inc Com            COM              887317105    10902   630170 SH       SOLE                   628720              1450
US Bancorp DE Com              COM              902973304    12136   393005 SH       SOLE                   392305               700
Unilever NV NY                 COM              904784709     9321   413345 SH       SOLE                   412295              1050
Union Pac Corp Com             COM              907818108     1665    17910 SH       SOLE                    17910
Valero Energy Corp New Com     COM              91913Y100      496     7460 SH       SOLE                     7460
Verizon Communications Com     COM              92343V104    12663   378116 SH       SOLE                   377456               660
Wal-Mart Stores Inc Com        COM              931142103    12215   253585 SH       SOLE                   253005               580
Walgreen Co Com                COM              931422109     8596   191695 SH       SOLE                   191045               650




FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	450

Form 13F information Table Value Total:	 540003000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.